PREMISES LEASES - Disclosure of lease liability continuity (Details)	12 Months Ended
Sep. 30, 2022 CAD ($)
Presentation of leases for lessee [abstract]
As at September 30, 2021	$ 0
Inception of lease	144,900
Cash flows:
Principal payments	(4,989)
As at September 30, 2022	$ 139,911